SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total	$ 1,036	$ 1,452	$ 1,266
Less accumulated depreciation	(854)	(943)	(601)
Property and equipment, net	182	509	665
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	531	531	397
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	109	109	109
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		372	372
Testing and Demo Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	312	356	304
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 84	$ 84	$ 84